Term Borrowings (Narrative) (Details) - Capital Bank Financial Corporation - Junior Subordinated Debt $ in Millions	Nov. 30, 2017 USD ($)
Debt Instrument [Line Items]
Debt face amount	$ 212.4
Debt term	30 years